Significant Accounting Policies - Revenue from contracts with customers (Details)	12 Months Ended
Dec. 31, 2022
Minimum
Significant accounting policies
Termination penalties as a percentage of the remaining total value of the contract	20.00%
Maximum
Significant accounting policies
Termination penalties as a percentage of the remaining total value of the contract	100.00%